PARENT COMPANY, OTHER SHAREHOLDERS, ASSOCIATES AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS - Schedule of Transactions Between the Group and Parent Companies, Associates and Related Parties (Details) - ARS ($)
$ in Thousands
12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Intercement Participações S.A.
Disclosure of transactions between related parties [line items]
Services provided	$ 125,689	$ 324,078	$ 518,820
Purchase of goods and services	0	(5,957,091)	(9,391,627)
InterCement Brasil S.A.
Disclosure of transactions between related parties [line items]
Distribution of dividends	$ 0	$ (87,342,025)	$ (89,447,790)